Other Accrued Expenses and Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Accrued Expenses and Other Liabilities
Other Accrued Expenses and Other Liabilities

Note 9—Other Accrued Expenses and Other Liabilities

Other accrued expenses consist of the following:

	March 31, 2013	December 31, 2012
Professional fees	$3,506	$3,560
Accrued interest	13,446	6,226
Occupancy expense	1,864	2,108
Technology expense	2,131	1,841
Forward exchange contracts	1,162	204
Value added and sales tax	3,181	1,547
Other accrued expenses	8,850	5,191
	$34,140	$20,677

Other current liabilities consist of the following:

	March 31, 2013	December 31, 2012
Lease exit liability	$1,067	$1,704
Deferred revenue	582	1,512
Market lease reserves	768	946
Other	4,649	1,225
Total other current liabilities	$7,066	$5,387

Other long-term liabilities consist of the following:

	March 31, 2013	December 31, 2012
Deferred rent	$4,417	$4,415
Accrued income taxes	11,600	11,143
Market lease reserves	126	61
Asset retirement obligation	3,532	—
Other	1,557	334
Total other long-term liabilities	$21,232	$15,953

Note 11—Other Accrued Expenses and Other Liabilities

        Other accrued expenses consist of the following:

	December 31, 2012	December 31, 2011
Professional fees	$3,560	$4,364
Accrued interest	6,226	5,963
Occupancy expense	2,108	1,879
Technology expense	1,841	2,623
Forward exchange contracts	204	3,605
Other accrued expenses	6,738	9,995

	$20,677	$28,429

        Other current liabilities consist of the following:

	December 31, 2012	December 31, 2011
Lease exit liability	$1,704	$1,083
Deferred revenue	1,512	1,397
Market lease reserves	946	1,639
Other	1,225	2,132

Total other current liabilities	$5,387	$6,251

        Other long-term liabilities consist of the following:

	December 31, 2012	December 31, 2011
Deferred rent	$4,415	$1,755
Accrued income taxes	11,143	10,329
Market lease reserves	61	978
Other	334	755

Total other long-term liabilities	$15,953	$13,817